UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      JUNE 30, 2007
                                                 -------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      GREAT POINT PARTNERS, LLC
                  -----------------------------------------------------
Address:                   165 MASON STREET - 3RD FLOOR
                  -----------------------------------------------------
                           GREENWICH, CT  06830
                  -----------------------------------------------------

13F File Number:
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     DR. JEFFREY R. JAY, M.D.
                  ----------------------------------------
Title:                    SENIOR MANAGING MEMBER
                  ----------------------------------------
Phone:                    203-971-3300
                  ----------------------------------------

Signature, Place, and Date of Signing:

   /S/DR. JEFFREY R. JAY, M.D.           GREENWICH, CT          AUGUST 14, 2007
--------------------------------       -------------------     -----------------
       [Signature]                       [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number        Name

         28-
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0
                                    --------------

Form 13F Information Table Entry Total:           43
                                            ------------------

Form 13F Information Table Value Total:     $     377,499
                                             -----------------
                                                (thousands)


List of Other Included Managers:            None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


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
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                            TITLE                                                  INVESTMENT      OTHER          VOTING AUTHORITY
                              OF                 VALUE     SHARE/     SHARE/ PUT/  ------------------------------------------------
NAME OF ISSUER              CLASS   CUSIP       (X$000)    PRN AMOUNT   PRN  CALL  DISCRETION      MANAGERS   SOLE     SHARED NONE
----------------------------------- ---------  ----------  ----------   ---  ----  ----------      --------   ----     ------ ----
AMN HEALTHCARE SERVICES
INC                           COM   001744101   4,730,000     215,000   SH         Shared-Defined  None       215,000       0 None
AP PHARMA INC                 COM   00202J203   1,020,000     465,776   SH         Shared-Defined  None       465,776       0 None
ABIOMED INC                   COM   003654100  22,174,000   2,057,000   SH         Shared-Defined  None     2,057,000       0 None
ADOLOR CORP                   COM   00724X102   9,182,000   2,475,000   SH         Shared-Defined  None     2,475,000       0 None
CALL/ALTH(QATJB) @ 10
EXP 10/20/2007                CALL  019777101       7,000         530   SH   CALL  Shared-Defined  None           530       0 None
AMGEN INC.                    COM   031162100  17,693,000     320,000   SH         Shared-Defined  None       320,000       0 None
ANADYS PHARMACEUTICALS,
INC.                          COM   03252Q408   1,072,000     288,300   SH         Shared-Defined  None       288,300       0 None
ANESIVA INC                   COM   03460L100   6,524,000   1,060,860   SH         Shared-Defined  None     1,060,860       0 None
AUXILIUM PHARMACEUTICALS.
INC.                          COM   05334D107   6,376,000     400,000   SH         Shared-Defined  None       400,000       0 None
AVALON PHARMACEUTICALS
INC                           COM   05346P106   3,416,000     800,000   SH         Shared-Defined  None       800,000       0 None
BIOSCRIP, INC.                COM   09069N108   3,586,000     747,100   SH         Shared-Defined  None       747,100       0 None
COOPER COMPANIES INC          COM   216648402   2,666,000      50,000   SH         Shared-Defined  None        50,000       0 None
CYPRESS BIOSCIENCE INC        COM   232674507  23,868,000   1,800,000   SH         Shared-Defined  None     1,800,000       0 None
DEPOMED, INC                  COM   249908104     119,000      25,000   SH         Shared-Defined  None        25,000       0 None
EV3 INC.                      COM   26928A200   6,246,000     370,000   SH         Shared-Defined  None       370,000       0 None
PUT/ENCY(IQESZ) @ 2.5
EXP07/21/2007                 PUT   29256X107     462,000       6,154   SH    PUT  Shared-Defined  None         6,154       0 None
EXPRESS SCRIPTS COMMON        COM   302182100   6,251,000     125,000   SH         Shared-Defined  None       125,000       0 None
FIRST CONSULTING GROUP
INC                           COM   31986R103  11,685,000   1,230,000   SH         Shared-Defined  None     1,230,000       0 None
FIVE STAR QUALITY CARE INC    COM   33832D106   7,717,000     967,000   SH         Shared-Defined  None       967,000       0 None
FOXHOLLOW TECHNOLOGIES,
INC.                          COM   35166A103   6,372,000     300,000   SH         Shared-Defined  None       300,000       0 None
INSPIRE PHARMACEUTICALS
INC                           COM   457733103  24,689,000   3,906,534   SH         Shared-Defined  None     3,906,534       0 None
KERYX BIOPHARMACEUTICALS
INC                           COM   492515101  14,997,000   1,535,000   SH         Shared-Defined  None     1,535,000       0 None
KINDRED HEALTHCARE INC.       COM   494580103   3,726,000     121,300   SH         Shared-Defined  None       121,300       0 None
KING PHARAMACEUTICALS INC     COM   495582108   5,320,000     260,000   SH         Shared-Defined  None       260,000       0 None
KOSAN BIOSCIENCES INC         COM   50064W107  13,006,000   2,491,500   SH         Shared-Defined  None     2,491,500       0 None
MDS INC                       COM   55269P302  13,743,000     675,645   SH         Shared-Defined  None       675,645       0 None
MAXYGEN INC.                  COM   577776107  14,826,000   1,730,000   SH         Shared-Defined  None     1,730,000       0 None
MEDECISION INC.               COM   58406P102   2,515,000     505,000   SH         Shared-Defined  None       505,000       0 None
MEDTRONIC INC                 COM   585055106  14,262,000     275,000   SH         Shared-Defined  None       275,000       0 None
MEMORY PHARMACEUTICALS CORP   COM   58606R403  32,627,000  13,766,475   SH         Shared-Defined  None    13,766,475       0 None
MOLINA HEALTHCARE INC         COM   60855R100  12,971,000     425,000   SH         Shared-Defined  None       425,000       0 None
NPS PHARMACEUTICALS INC       COM   62936P103   9,486,000   2,291,293   SH         Shared-Defined  None     2,291,293       0 None
NEUROBIOLOGICAL
TECHNOLOGIES INC              COM   64124W106   1,144,000     642,491   SH         Shared-Defined  None       642,491       0 None
OMNICARE INC.                 COM   681904108  14,424,000     400,000   SH         Shared-Defined  None       400,000       0 None
PAREXEL INTERNATIONAL CORP    COM   699462107  14,637,000     348,000   SH         Shared-Defined  None       348,000       0 None
REPLIGEN CORP                 COM   759916109      39,000      10,000   SH         Shared-Defined  None        10,000       0 None
REPROS THERAPEUTICS INC.      COM   76028H100  11,520,000     921,594   SH         Shared-Defined  None       921,594       0 None
RESPIRONICS INC               COM   761230101   6,389,000     150,000   SH         Shared-Defined  None       150,000       0 None
RIGEL PHARMACEUTICALS INC     COM   766559603   9,445,000   1,060,000   SH         Shared-Defined  None     1,060,000       0 None
SGX PHARMACEUTICALS, INC.     COM   78423C108     131,000      24,957   SH         Shared-Defined  None        24,957       0 None
SPECTRANETICS CORP            COM   84760C107   5,808,000     504,200   SH         Shared-Defined  None       504,200       0 None
THIRD WAVE TECHNOLOGIES INC   COM   88428W108   4,651,000     795,000   SH                                    795,000
THORATEC CORPORATION          COM   885175307   5,977,000     325,000   SH                                    325,000
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